Investments - Narrative (Details) $ in Millions	Mar. 31, 2025 USD ($) security	Dec. 31, 2024 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Number of securities	701	431
Number of positions	2,973	1,713
Debt securities, available-for-sale, continuous unrealized loss position, largest single amount | $	$ 0.2	$ 0.5
Percentage of hold back to redemption	10.00%
Maximum
Debt Securities, Available-for-Sale [Line Items]
Percentage of total net asset value of hedge fund	86.00%
Minimum
Debt Securities, Available-for-Sale [Line Items]
Percentage of total net asset value of hedge fund	14.00%